Trade receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivable
Trade receivable - Related party	¥ 1,658	¥ 0
Trade receivable - Non-related party	10,910	0
Trade receivable	¥ 12,568	¥ 0